Warrants Liability - Schedule of Warrants Liability (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Warrants Liability [Line Items]
Balance at beginning of year		$ 40,919,123	$ 37,864,064
Exercise of warrants (note 22)		(74,519,164)
Settlement of GEM dispute (note 16)		(27,200,000)
(Gain)/loss on fair value of warrants		120,872,053	(49,534)	$ 20,623,381
Balance at end of year		95,067,012	40,919,123	$ 37,864,064
Unlisted Warrants Three [Member]
Schedule of Warrants Liability [Line Items]
Issue of unlisted warrants PIPE			3,104,593
Listed Warrants [Member]
Schedule of Warrants Liability [Line Items]
Issue of unlisted warrants PIPE (derivative liability)	[1]	$ 34,995,000

[1]	PIPE Warrants issued on 6 October 2025